SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable as of June 30, 2024 and December 31, 2023 are as follows:

	June 30, 2024	December 31, 2023
	(Unaudited)
Accounts Receivable	$14,234,246	$19,471,159
Allowance for credit losses	(6,797,395)	(11,407,879)
Accounts Receivable, net	$7,436,851	$8,063,280
Accounts Receivable - related parties	$342,123	$14,814,842
Allowance for credit losses - related parties	(98,937)	(14,184,067)
Accounts Receivable - related parties, net	$243,186	$630,775

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

Balance at January 1, 2023	$25,484,295
Increase in allowance for credit losses	794,087
Foreign exchange difference	(686,436)
Balance at December 31, 2023	$25,591,946
Increase in allowance for credit losses	938,628
Decrease from dissolution of a subsidiary	(1,119)
Amounts written off as uncollectible	(18,751,521)
Foreign exchange difference	(881,602)
Balance at June 30, 2024 (Unaudited)	$6,896,332

SCHEDULE OF PROPERTY , EQUIPMENT AND SOFTWARE ESTIMATED USEFUL LIVES

Office buildings	20-50 years
Lease improvement	Shorter of lease term or assets lives
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5 years
Media display equipment	5 years
Cryptocurrency mining machine	3 years

SCHEDULE OF ANNUAL MINIMUM RENTAL INCOME RECEIVED
Annual minimum rental income to be received in the next 5 years:
2024	123,405
2025	246,811
2026	82,270
Total	452,486